REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue by type
Revenue	$ 16,956	$ 12,922
Spot market sales
Revenue by type
Revenue	14,438	11,268
Concentrate sales
Revenue by type
Revenue	674	536
Provisional pricing adjustments
Revenue by type
Revenue	35	16
Gold [Member]
Revenue by type
Revenue	15,147	11,820
Copper concentrate sales
Revenue by type
Revenue	1,411	871
Copper provisional pricing adjustments
Revenue by type
Revenue	64	(16)
Copper
Revenue by type
Revenue	1,475	855
Other sales
Revenue by type
Revenue	$ 334	$ 247